GENERAL INFORMATION - VEON Holdings B.V Repayment of Revolving Credit Facility (Details) - USD ($) $ in Millions		1 Months Ended		6 Months Ended
	Mar. 28, 2024	Mar. 31, 2024	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2023	[1]
Disclosure of detailed information about financial instruments [line items]
Repayments of debt				$ 1,271	$ 679
Revolving credit facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity				$ 1,055
Repayments of debt	$ 805	$ 805	$ 250

[1]	Certain comparatives have been represented to conform with the current year classification.